Mairs & Power Small Cap Fund
SCHEDULE OF INVESTMENTS (unaudited)		March 31, 2020

Shares	Security Description	Fair Value
	COMMON STOCKS 98.7%
	COMMUNICATION SERVICES 1.1%
263,723	Marcus Corp/The	$3,249,067

	CONSUMER DISCRETIONARY 2.1%
192,480	Gentherm Inc (a)	6,043,872

	CONSUMER STAPLES 3.7%
57,400	Casey’s General Stores Inc	7,604,926
116,400	MGP Ingredients Inc	3,129,996
		10,734,922
	ENERGY 0.6%
160,300	Core Laboratories NV (b)	1,657,502

	FINANCIALS 18.4%
639,661	Associated Banc-Corp	8,181,264
140,200	Cullen/Frost Bankers Inc	7,821,758
288,200	Glacier Bancorp Inc	9,800,241
371,100	Great Western Bancorp Inc	7,600,128
145,778	QCR Holdings Inc	3,946,211
46,315	United Bankshares Inc/WV	1,068,950
187,387	United Fire Group Inc	6,110,690
260,300	Wintrust Financial Corp	8,553,458
		53,082,700
	HEALTH CARE 17.8%
66,000	Bio-Techne Corp	12,514,920
218,240	Calyxt Inc (a)	726,739
113,615	Cardiovascular Systems Inc (a)	4,000,384
253,400	Catalent Inc (a)	13,164,130
149,100	Inspire Medical Systems Inc (a)	8,987,748
334,111	IntriCon Corp (a)	3,932,487
179,100	Patterson Cos Inc	2,738,439
111,749	Premier Inc (a)	3,656,427
43,227	SurModics Inc (a)	1,440,324
		51,161,598
	INDUSTRIALS 27.3%
281,578	AAR Corp	5,000,825
345,300	Apogee Enterprises Inc	7,189,146
251,868	Donaldson Co Inc	9,729,661
377,810	Enerpac Tool Group Corp	6,252,756
77,972	Generac Holdings Inc (a)	7,264,651
165,000	Graco Inc	8,040,450
162,200	Hub Group Inc, Class A (a)	7,375,234
163,100	Oshkosh Corp	10,492,223
46,400	Proto Labs Inc (a)	3,532,432
137,586	Raven Industries Inc	2,920,951
189,751	Tennant Co	10,996,070
		78,794,399
	INFORMATION TECHNOLOGY 14.2%
81,565	Badger Meter Inc	4,371,884
82,400	Cabot Microelectronics Corp	9,405,136
208,847	CyberOptics Corp (a)	3,573,372
485,029	Digi International Inc (a)	4,627,177
41,900	FireEye Inc (a)	443,302
56,700	Littelfuse Inc	7,564,914
118,030	NVE Corp	6,141,101
149,180	Workiva Inc (a)	4,822,989
		40,949,875
	MATERIALS 2.2%
41,863	Hawkins Inc	1,490,323
173,500	HB Fuller Co	4,845,855
		6,336,178
	REAL ESTATE 6.9%
114,100	CoreSite Realty Corp	13,224,190
472,100	Physicians Realty Trust	6,581,074
		19,805,264
	UTILITIES 4.4%
142,200	Black Hills Corp	9,105,066
59,200	NorthWestern Corp	3,541,936
		12,647,002

	TOTAL COMMON STOCKS	$284,462,379
	(cost $291,348,647)

Mairs & Power Small Cap Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)			March 31, 2020

Shares		Security Description	Fair Value
		SHORT-TERM INVESTMENTS 1.3%
3,607,443		First American Government Obligations Fund, Class X, 0.430% (c)	$3,607,443
		(cost $3,607,443)

		TOTAL INVESTMENTS 100.0%	$288,069,822
		(cost $294,956,090)

		OTHER ASSETS AND LIABILITIES (NET) 0.0%	14,737

		TOTAL NET ASSETS 100.0%	$288,084,559

	(a)	Non-income producing.
	(b)	Foreign security denominated in U.S. dollars. As of March 31, 2020, these securities represented $1,657,502 or 0.6% of total net assets.
	(c)	The rate quoted is the annualized seven-day effective yield as of March 31, 2020.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Mairs & Power, Inc. (the “Adviser”).

See accompanying Notes to Schedule of Investments.

Mairs & Power Small Cap Fund
SCHEDULE OF INVESTMENTS (unaudited)	March 31, 2020

The Mairs & Power Small Cap Fund (the Small Cap Fund) (individually a Fund) is a series within the Mairs & Power Funds Trust (the Trust).  The Trust is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act).

Security Valuations
Security valuations for the Fund’s investments are furnished by independent pricing services that have been approved by the Trust’s Board of Trustees (the Board). Investments in listed equity securities are valued at the last quoted sale price on the securities exchange on which such securities are principally traded or at the NASDAQ Official Closing Price if readily available for such securities on each business day.  Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are valued at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued at the bid price furnished by an independent pricing service. Debt obligations with 60 days or less remaining until maturity may be valued at the bid price furnished by an independent pricing service and in certain circumstances may be valued at their amortized cost, which approximates fair value. Pricing service prices for debt obligations are based on various evaluative and matrix-based methodologies and models that use market inputs such as market transactions, dealer quotations, benchmark yields and issuer, industry and economic events. These techniques generally consider overall market conditions and such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity and ratings.

Debt securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from two or more dealers that make markets in the securities. When market quotations are not readily available, or when the last quoted sale price is not considered representative of the value of the security if it were to be sold on that day, the security will be valued at fair value as determined in good faith by the Fair Value Committee appointed by the Board, pursuant to procedures approved by the Board.

When determining the value of a security, the Fair Value Committee takes into consideration all indications of value that appear relevant under the particular circumstances as well as fundamental analytical data relating to the security, the nature and duration of any restrictions on the disposition of the security, and the forces influencing the market in which the security is purchased or sold in addition to other more specific factors that may be applied on a case-by-case basis.  Consequently, the value of the security used by a Fund may differ from a quoted or published price for the same security.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for the security is materially different than the value that could be realized upon the sale of that security. As of March 31, 2020, no securities were valued using this method.

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.

Fair Valuation Measurements
The Trust has adopted authoritative fair valuation accounting standards, which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.

Mairs & Power Small Cap Fund
NOTES TO SCHEDULE OF INVESTMENTS (unaudited) (continued)	March 31, 2020

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the securities held by the Fund as of March 31, 2020:

Small Cap Fund
Level 1*	$288,069,822
Level 2	-
Level 3	-
Total	$288,069,822

*   All Level 1 investments are equity securities (common stocks) and short-term investments.

For detail of securities by major sector classification for the Fund, please refer to the Schedule of Investments.

The Fund did not hold any Level 2 or Level 3 investments during the period ended March 31, 2020.

Security Transactions
Security transactions are recorded on the date on which securities are purchased or sold.

Income Taxes
At December 31, 2019, the components of accumulated earnings (losses) on a tax basis were as follows:

Small Cap Fund
Cost of investments	$330,588,911
Gross unrealized appreciation	$127,515,959
Gross unrealized depreciation	(20,816,330)
Net unrealized appreciation	$106,699,629
Undistributed ordinary income	$198,591
Undistributed long-term capital gains	-
Total distributable earnings	$198,591
Other accumulated earnings	-
Total accumulated earnings	$106,898,220